Mar. 25, 2022
Quality Dividend Fund
QUALITY DIVIDEND FUND
QUALITY DIVIDEND FUND

Class A
Class C
Institutional Class

OF

FUNDVANTAGE TRUST
(the “Trust”)

Supplement dated March 25, 2022, to the Quality Dividend Fund’s (the “Fund”) Prospectus dated September 1, 2021, as may be amended or supplemented from time to time.

This information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

The Fund’s investment strategy has been modified to clarify that the Fund’s compliance with its 20% limitation on investment in a sector is measured at the time the investment is made. This clarifies that the Fund will not be required to sell its positions in a particular sector if the Fund exceeds the sector investment limitation due to changes in the market values of the Fund’s holdings or the redemptions of the Fund’s shares.

Therefore, effective immediately, the Prospectus is revised as follows:

•	The third paragraph in the “Summary of Principal Investment Strategies” section on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Finally, in constructing the Fund’s portfolio, the Adviser manages risk by diversifying across holdings and S&P economic sectors (“Sectors”), seeking to limit the potential adverse impact from any one stock or Sector. The Fund will generally hold equal-weighted positions and be diversified across Sectors and generally no more than 20% of the Fund’s net assets (measured at the time of investment) will be exposed to any one Sector. Notwithstanding this limitation, the Fund may indirectly exceed this 20% Sector exposure limit by virtue of investments in MLPs and other investment companies that may be more heavily concentrated in a particular Sector.

•	The following paragraph is inserted immediately after the paragraph entitled “Model and Data Risk” in the “Summary of Principal Risks” section on page 4 of the Prospectus:

•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it
s
investments may from time to time focus on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	The following paragraph is inserted immediately after the paragraph entitled “REIT Risk” in the “Principal Risks” section on page 10 of the Prospectus:

•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Summary of Principal Investment Strategies
Finally, in constructing the Fund’s portfolio, the Adviser manages risk by diversifying across holdings and S&P economic sectors (“Sectors”), seeking to limit the potential adverse impact from any one stock or Sector. The Fund will generally hold equal-weighted positions and be diversified across Sectors and generally no more than 20% of the Fund’s net assets (measured at the time of investment) will be exposed to any one Sector. Notwithstanding this limitation, the Fund may indirectly exceed this 20% Sector exposure limit by virtue of investments in MLPs and other investment companies that may be more heavily concentrated in a particular Sector.

Summary of Principal Risks
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it
s
investments may from time to time focus on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE